Condensed Financial Information of the Parent Company - Schedule of Condensed Statements of Operations (Details) - Parent Company [Member]	6 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Operating expenses:
General and administrative expenses	¥ (7,089,706)	$ (1,013,814)
Total other income, net	206,142	29,478
Share of loss in subsidiaries	(4,547,643)	(650,305)	(2,837,220)
Loss from operations	(11,431,207)	(1,634,641)	(2,837,220)
Net loss	¥ (11,431,207)	$ (1,634,641)	¥ (2,837,220)